Balance Sheet Components	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
Balance Sheet Components
Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2017	2018

Prepaid expenses	$4,586	$7,931
Other current assets	539	392
Prepaid expenses and other current assets	$5,125	$8,323

Property and equipment
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2017	2018

Computer equipment	$7,482	$9,369
Software	1,982	2,031
Capitalized internal-use software costs	8,631	13,880
Furniture and fixtures	5,234	5,478
Buildings	11,251	11,251
Leasehold improvements	1,324	1,490
Construction in progress	587	1,671
Build-to-suit lease asset under construction	—	8,281
Total property and equipment	36,491	53,451
Less: Accumulated depreciation	(14,034)	(21,810)
Property and equipment, net	$22,457	$31,641

Depreciation expense for property and equipment totaled $4.3 million, $6.7 million, and $8.3 million for the years ended December 31, 2016, 2017, and 2018, respectively.
In August 2018, the Company entered into lease agreements for its future corporate headquarters to be constructed in Draper, Utah. Due to various forms of involvement in the design and construction of the building, the Company is deemed to be the owner of the building during the construction period for accounting purposes. As of December 31, 2018, the Company recorded a construction in progress asset of $8.3 million for the building with a corresponding facility financing obligation.
Accrued expenses
Accrued expenses consisted of the following (in thousands):

	As of December 31,
	2017	2018

Accrued compensation	$18,568	$22,285
Accrued income and other taxes payable	3,492	5,408
Accrued other current liabilities	4,454	4,354
Accrued expenses	$26,514	$32,047